Other comprehensive income - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	$ (5,187)	$ (4,858)	$ (4,241)
Other comprehensive (loss) income before reclassifications	796	(461)	(787)
Amounts reclassified from OCI	56	108	148
Changes attributable to divestments, before tax	15	7
Total other comprehensive income (loss), net of tax	867	(346)	(639)
Less: Amounts attributable to noncontrolling interests	25	(17)	(22)
Balance at the end of the period	(4,345)	(5,187)	(4,858)
Foreign currency translation adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(3,592)	(3,135)	(2,102)
Other comprehensive (loss) income before reclassifications	912	(481)	(1,058)
Changes attributable to divestments, before tax	12	7
Total other comprehensive income (loss), net of tax	924	(474)	(1,058)
Less: Amounts attributable to noncontrolling interests	25	(17)	(25)
Balance at the end of the period	(2,693)	(3,592)	(3,135)
Unrealized gains (losses) on available-for-sale securities
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	7	7	13
Other comprehensive (loss) income before reclassifications	1		(7)
Amounts reclassified from OCI			1
Total other comprehensive income (loss), net of tax	1		(6)
Balance at the end of the period	8	7	7
Pension and other post-retirement plan adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(1,601)	(1,719)	(2,131)
Other comprehensive (loss) income before reclassifications	(155)	4	298
Amounts reclassified from OCI	78	114	117
Changes attributable to divestments, before tax	6
Total other comprehensive income (loss), net of tax	(71)	118	415
Less: Amounts attributable to noncontrolling interests			3
Balance at the end of the period	(1,672)	(1,601)	(1,719)
Unrealized gains (losses) of cash flow hedge derivatives
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(1)	(11)	(21)
Other comprehensive (loss) income before reclassifications	38	16	(20)
Amounts reclassified from OCI	(22)	(6)	30
Changes attributable to divestments, before tax	(3)
Total other comprehensive income (loss), net of tax	13	10	10
Balance at the end of the period	$ 12	$ (1)	$ (11)